Average Annual Total Returns - VIPEmergingMarketsPortfolio-InvestorPRO - VIPEmergingMarketsPortfolio-InvestorPRO - VIP Emerging Markets Portfolio	Apr. 29, 2024
VIP Emerging Markets Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	9.61%
Past 5 years	7.72%
Past 10 years	5.10%
IXYE0
Average Annual Return:
Past 1 year	9.86%
Past 5 years	3.71%
Past 10 years	2.70%